Average Annual Total Returns{- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Technology Portfolio	Technology Portfolio-Default Return Before Taxes Past 1 year	Technology Portfolio-Default Return Before Taxes Past 5 years	Technology Portfolio-Default Return Before Taxes Past 10 years	Technology Portfolio-Default After Taxes on Distributions Past 1 year	Technology Portfolio-Default After Taxes on Distributions Past 5 years	Technology Portfolio-Default After Taxes on Distributions Past 10 years	Technology Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Technology Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Technology Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	21.97%	32.75%	23.82%	17.34%	28.39%	20.63%	13.77%	25.51%	19.01%	28.71%	18.47%	16.55%	30.49%	31.22%	23.48%